Asbestos (Tables)	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Asbestos Adjustments
The Asbestos adjustments included in the consolidated statements of operations and comprehensive income comprise the following:

	Years Ended 31 March
(Millions of US dollars)	2019	2018	2017
Change in estimates:
Change in actuarial estimate - asbestos liability	$(73.8)	$(152.1)	$44.7
Change in actuarial estimate - insurance receivable	—	1.2	(8.2)
Change in estimate - AICF claims-handling costs	1.1	(0.5)	2.1
Subtotal - Change in estimates	(72.7)	(151.4)	38.6
Effect of foreign exchange on Asbestos net liabilities	49.5	(5.3)	2.8
(Loss) gain on foreign currency forward contracts	(0.8)	1.4	(1.0)
Adjustments in insurance receivable	2.0	—	—
Asbestos research and education contribution	—	(1.1)	—
Total Asbestos Adjustments	$(22.0)	$(156.4)	$40.4

Central Estimates, Net of Insurance Recoveries
The following table sets forth the central estimates, net of insurance recoveries, calculated by KPMGA as of 31 March 2019:

	Year Ended 31 March 2019
(Millions of US and Australian dollars, respectively)	US$	A$
Central Estimate – Discounted and Inflated	1,325.9	1,868.4
Central Estimate – Undiscounted but Inflated	1,574.3	2,218.5
Central Estimate – Undiscounted and Uninflated	993.3	1,399.8

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed
The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

	For the Years Ended 31 March
	2019	2018	2017	2016	2015
Number of open claims at beginning of period	336	352	426	494	466
Number of new claims	568	562	557	577	665
Number of closed claims	572	578	631	645	637
Number of open claims at end of period	332	336	352	426	494
Average settlement amount per settled claim	A$262,108	A$253,431	A$223,535	A$248,138	A$254,209
Average settlement amount per case closed	A$234,156	A$217,038	A$167,563	A$218,900	A$217,495

Average settlement amount per settled claim	US$191,236	US$196,093	US$168,300	US$182,763	US$222,619
Average settlement amount per case closed	US$170,842	US$167,934	US$126,158	US$161,229	US$190,468

Asbestos-Related Assets and Liabilities
These amounts are detailed in the table below, and the net total of these asbestos-related assets and liabilities is referred to by the Company as the “Net AFFA Liability.”

	31 March
(Millions of US dollars)	2019	2018
Asbestos liability – current	$(110.5)	$(114.1)
Asbestos liability – non-current	(979.1)	(1,101.0)
Asbestos liability – Total	(1,089.6)	(1,215.1)
Insurance receivable – current	7.5	5.1
Insurance receivable – non-current	43.7	52.8
Insurance receivable – Total	51.2	57.9
Workers’ compensation asset – current	2.0	2.1
Workers’ compensation asset – non-current	25.8	28.8
Workers’ compensation liability – current	(2.0)	(2.1)
Workers’ compensation liability – non-current	(25.8)	(28.8)
Workers’ compensation – Total	—	—
Other net liabilities	(2.1)	(2.2)
Restricted cash and cash equivalents of AICF	39.8	26.6
Restricted short-term investments of AICF	17.7	38.4
Net Unfunded AFFA liability	$(983.0)	$(1,094.4)
Deferred income taxes – non-current	349.3	382.9
Income tax payable	25.3	21.1
Net Unfunded AFFA liability, net of tax	$(608.4)	$(690.4)

Summary of Net Unfunded AFFA Liability, Net of Tax
The following is a detailed rollforward of the Net Unfunded AFFA liability, net of tax, for the year ended 31 March 2019:

(Millions of US dollars)	Asbestos Liability	Insurance Receivables	Restricted Cash and Investments	Other Assets and Liabilities	Net Unfunded AFFA Liability	Deferred Tax Assets	Income Tax Payable	Net Unfunded AFFA Liability, net of tax
Opening Balance - 31 March 2018	$(1,215.1)	$57.9	$65.0	$(2.2)	$(1,094.4)	$382.9	$21.1	$(690.4)
Asbestos claims paid[1]	107.6	—	(107.6)	—	—	—	—	—
Payment received in accordance with AFFA[2]	—	—	103.0	—	103.0	—	—	103.0
AICF claims-handling costs incurred (paid)	1.2	—	(1.2)	—	—	—	—	—
AICF operating costs paid - non claims-handling	—	—	(1.5)	—	(1.5)	—	—	(1.5)
Change in actuarial estimate	(73.9)	—	—	—	(73.9)	—	—	(73.9)
Change in claims handling cost estimate	1.1	—	—	—	1.1	—	—	1.1
Impact on deferred income tax due to change in actuarial estimate	—	—	—	—	—	21.2	—	21.2
Insurance recoveries	—	(2.5)	4.8	—	2.3	—	—	2.3
Movement in income tax payable	—	—	—	—	—	(26.0)	5.2	(20.8)
Other movements	—	—	1.6	—	1.6	(0.2)	(0.3)	1.1
Effect of foreign exchange	89.5	(4.2)	(6.6)	0.1	78.8	(28.6)	(0.7)	49.5
Closing Balance - 31 March 2019	$(1,089.6)	$51.2	$57.5	$(2.1)	$(983.0)	$349.3	$25.3	$(608.4)

AICF Contributions
The following table summarizes the AICF contributions during the fiscal years 2019, 2018 and 2017:

Payment Date	Payment Amount A$ Millions	Payment Amount US$ Millions	Operating Cash flow US$ Millions	Free Cash Flow US$ Millions
2 July 2018	138.4	103.0	295.0	294.2
3 July 2017	135.1	102.2	292.1	292.1
1 July 2016	120.7	91.1	260.4	260.4